Commitments and Contingencies (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Jul. 09, 2012 CNY (¥)	Nov. 26, 2014 CNY (¥)	Oct. 24, 2014	Jun. 28, 2014 CNY (¥)	Jan. 21, 2014 USD ($)	Jan. 21, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Rental expenses							$ 32	¥ 206	¥ 436	¥ 410
Capital commitments for purchase of property, plant and equipment							$ 155				¥ 1,005
Litigation Settlement, Amount				¥ 750				¥ 94
Loss Contingency Damages Interest Sought Value				¥ 134		¥ 2,332
Loss Contingency, Lawsuit Filing Date			October 28, 2014	June 28, 2014	January 21, 2014	January 21, 2014
Loss Contingency, Damages Sought, Value	¥ 953	¥ 618		¥ 844	$ 500	¥ 4,138
Loss Contingency, Actions Taken by Defendant
Shandong Fuwei filed an appeal against the judgment in the First Intermediate People's Court of Beijing. The appeal was dismissed on January 23, 2013. On May 15, 2013, Beijing Daxing District People's Court heard the case and adjourned the hearing due to the fact that plaintiff failed to provide sufficient evidence.

Shandong Fuwei filed an appeal against the judgment in the First Intermediate People's Court of Beijing. The appeal was dismissed on January 23, 2013. On May 15, 2013, Beijing Daxing District People's Court heard the case and adjourned the hearing due to the fact that plaintiff failed to provide sufficient evidence.

Loss Contingency, Actions Taken by Plaintiff			On November 5, 2014, the court accepted the withdrawal application from the plaintiff.
Loss Contingency, Damages Paid, Value								¥ 750